Long-term debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Accretion of deferred financing costs	$ 2,200,000	$ 3,500,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 300,000,000	300,000,000
Debt covenant, EBITDA to interest coverage ratio	2
Debt covenant, debt to capitalization ratio	60.00%
Default payment accelerated by a creditor, amount of indebtedness (or more)	$ 50,000,000
Default that permits a creditor to demand repayment, amount of indebtedness (or more)	$ 50,000,000
Revolving credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt covenant, EBITDA to interest coverage ratio	1.25
Geismar 3 construction facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 300,000,000	$ 600,000,000